Accruals and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accruals and Other Current Liabilities
Schedule of accruals and other current liabilities

	As of December 31,
	2021	2022
Payables for purchase of property, plant and equipment	456,395	2,335,084
Salaries and benefits payable	417,449	633,215
Payables for research and development expenses	94,517	525,667
Accrued costs of purchase commitments relating to inventory	—	498,060
Tax payable	277,233	445,853
Payables for logistics expenses	143,632	414,353
Payables for marketing and promotional expenses	96,945	150,706
Accrued warranty	154,276	141,832
Deposits from vendors	27,716	32,013
Advances from customers	10,262	10,500
Other payables	200,943	497,361
Total	1,879,368	5,684,644